Business Combinations - Additional Information (Detail) € in Thousands, $ in Thousands						12 Months Ended
	Dec. 16, 2022 USD ($)	Dec. 14, 2022 USD ($)	Dec. 14, 2022 EUR (€)	Jul. 01, 2022 USD ($)	Aug. 01, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 14, 2022 EUR (€)	Oct. 18, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill						$ 353,645	$ 123,537
CEPROCS S.R.L. [member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration											$ 566
Goodwill											$ 14
Acquisition related costs							$ 78
MOL Information Processing Services (I) Private Limited [Member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration						17
Goodwill						1,298
Purchase consideration					$ 2,958	2,958
Amount of Deferred Consideration					$ 1,054
The Smart Cube [Member]
Disclosure of detailed information about business combination [line items]
Goodwill	$ 86,819
Purchase consideration	122,150
Contingent consideration	15,761
Deferred consideration	4,913
Revenue of acquiree since acquisition date						10,146
Profit (loss) of acquiree since acquisition date						971
The Smart Cube [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs	$ 2,130
The Smart Cube [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities	4.93
The Smart Cube [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 0
The Smart Cube [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 17,286
OptiBuy [Member]
Disclosure of detailed information about business combination [line items]
Goodwill		$ 25,782
Purchase consideration		32,064							€ 30,472
Contingent consideration		6,103				2,168		€ 2,000	€ 5,800
Deferred consideration		1,052	€ 1,000
Revenue of acquiree since acquisition date						1,598
Profit (loss) of acquiree since acquisition date						$ 341
OptiBuy [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs		$ 518
OptiBuy [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities		2.9				4.93		4.93	2.9
OptiBuy [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 0							€ 0
OptiBuy [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 6,313							€ 6,000
Large Insurance Company [Member]
Disclosure of detailed information about business combination [line items]
Payment of Purchase consideration										$ 44,000
Goodwill										15,410
Purchase consideration										$ 44,000
Vuram Technology Solutions [Member]
Disclosure of detailed information about business combination [line items]
Goodwill				$ 110,714
Purchase consideration				170,347
Working capital adjustments				(141)
Contingent consideration				21,670
Deferred consideration				2,700
Revenue of acquiree since acquisition date						$ 23,825
Profit (loss) of acquiree since acquisition date						4,746
Revenue of combined entity as if combination occurred at beginning of period						1,262,612
Profit (loss) of combined entity as if combination occurred at beginning of period						$ 145,305
Vuram Technology Solutions [Member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition related costs				$ 1,209
Vuram Technology Solutions [Member] | Discount rate, measurement input [member] | Contingent consideration [member]
Disclosure of detailed information about business combination [line items]
Significant unobservable input, liabilities				2.75
Vuram Technology Solutions [Member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 0
Vuram Technology Solutions [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Contingent consideration				$ 22,300